Annual Report for the year ended December 31, 1996

THE BOND FUND OF AMERICA

[photo and background watermark of various forms of currency]

[The American Funds Group(r)]


THE BOND FUND OF AMERICA(SM)

[background watermark of various forms of currency]

Seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.


RESULTS AT A GLANCE

assuming distributions reinvested
or interest compounded

                                                                Average Annual Compound Returns
                                                                5 years          10 years         15 years
                                                   1996         (1/1/92-         (1/1/87-         (5/28/74-
                                                                12/31/96)        12/31/96)        12/31/96)
The Bond Fund of America                           +6.7%        +8.8%            +9.0%            +10.5%
Lehman Brothers Aggregate Bond                     +3.6         +7.0             +8.5             +9.7 /1/
Index
Salomon Brothers Broad Investment-                 +3.6         +7.1             +8.5             n/a /2/
Grade (BIG) Bond Index
Rank versus comparable funds /3/                   1st of       2nd of 51        3rd of 26        2nd of 16
                                                   110
Average savings institution /4/                    +4.2         +3.8             +5.2             +6.8
Consumer Price Index /5/                           +3.3         +2.8             +3.7             +5.4


The bond market indexes are unmanaged.

/1/ From May 31, 1974 through December 31, 1975, the Lehman Brothers Corporate Bond Index was used because the Lehman Brothers Aggregate Bond Index did not yet exist. Since January 1, 1976, the Lehman Brothers Aggregate Bond Index has been used.

/2/ This index was first introduced in 1980.

/3/ BFA's rank based on total return versus comparable corporate A-rated bond funds, according to Lipper Analytical Services. Lipper rankings do not include the effects of sales charges.

/4/ Based on figures from U.S. League of Savings Institutions and the Federal Reserve Board, reflecting all kinds of savings deposits (maximum allowable interest rates imposed by law until 1983). Savings accounts are guaranteed; the fund is not.

/5/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Fund results in this report were computed without a sales charge unless otherwise indicated. The fund's 30-day yield as of January 11, 1997, calculated in accordance with the Securities and Exchange Commission formula, was 6.39%.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.



FELLOW SHAREHOLDERS:

     We are pleased to report that your fund's investment return in 1996 outpaced the relevant bond market indexes as well as comparable bond funds.

     The value of your holdings in The Bond Fund of America increased 6.7% in 1996 if, like most shareholders, you reinvested monthly dividends which totaled $1.015 a share. If you took dividends in cash, your income return was 7.3% and the value of your shares declined 0.9%.

    By comparison, the Salomon Brothers Broad Investment-Grade (BIG) Bond Index and the Lehman Brothers Aggregate Bond Index both rose 3.6% on a reinvested basis (the indexes are unmanaged and have no expenses). Meanwhile, the 110 corporate A-rated bond funds tracked by Lipper Analytical Services gained 2.5% on average. According to Lipper, BFA's 6.7% total return in 1996 ranked first among these funds for the year.

     During much of the first half of the year, indications that the economy was growing faster than anticipated caused longer term interest rates to rise and bond prices to fall. In the second half, longer term rates fell and bond prices recovered as the pace of economic growth slowed. All in all, inflation remained relatively benign and bond yields, despite the interim fluctuations, ended the year only slightly above where they were when it began.

     The Bond Fund of America's strong showing compared with the relevant bond indexes and other funds was due largely to its research-driven, value-oriented investment approach and its flexibility to seek out attractive opportunities throughout the fixed-income marketplace.

     The fund's holdings are very broadly diversified, much more so than most bond funds. (For more about BFA's investments, please see the feature that begins on page 4.) In keeping with its quality standards, the fund had about 36% of its assets invested in U.S. Treasury and federal agency securities at the end of 1996. During the year, BFA's investments in mortgage-backed securities (both government agency and non-government agency) and asset-backed securities increased slightly to about one-quarter of net assets. These investments provided the fund with a yield advantage and good relative total returns. In 1996, the fund again benefited from an improvement in the credit quality of many of the corporate bonds in the portfolio, especially those rated below investment-grade, due in part to healthy corporate earnings. And our global research effort enabled us to take advantage of selected opportunities in bonds issued by entities outside the United States, some denominated in U.S. dollars and some in other currencies. These bonds also generally made a positive contribution to BFA's results.

     The Bond Fund of America's latest 12-month advance brings its lifetime total return since its inception in 1974 to 848.3%, or an average compound return of 10.5% a year. As you can see in the table to the left, over other periods it has also outpaced the indexes as well as most comparable funds. In addition, the fund has provided a higher return than the average savings account and helped investors stay well ahead of inflation.

     In the coming months, we expect to see continued fluctuations in interest rates and bond prices. We believe that for those shareholders willing to maintain a long-term perspective, the fund's emphasis on attractive income with preservation of capital will continue to make it a sensible and valuable addition to their investment portfolios.

     Assets in The Bond Fund of America rose $710 million to $7.0 billion during the year and the number of shareholders increased to more than 260,000. They include institutional investors, both large and small, and individuals with custodial accounts for children or grandchildren. A large number of them are investing in the fund through IRAs or 401(k)s. We look forward to reporting to all of you again in six months.

Cordially,

[signature]
Paul G. Haaga, Jr.
Chairman of the Board

[signature]
Abner D. Goldstine
President

February 14, 1997

[watermark:  various forms of currency]

HOW A $10,000 INVESTMENT HAS GROWN
OVER THE FUND'S 22-YEAR LIFETIME

FROM MAY 28, 1974, WHEN THE FUND BEGAN OPERATIONS, THROUGH DECEMBER 31, 1996

Here's how a $10,000 investment grew between May 28, 1974 - when The Bond Fund of America began operations - and December 31, 1996, the end of its latest fiscal year.

     Unlike figures presented earlier in the report, the fund's results in this chart reflect payment of the maximum sales charge of 4.75%, so the net amount invested was $9,525 versus $10,000 in the Lehman Brothers Aggregate Bond Index, which is unmanaged and has no sales charges, commissions or expenses.

     As you can see, the investment in The Bond Fund of America would have grown to $90,323 versus $81,550 in the Lehman index.

Average Annual Compound Returns
(for periods ended December 31, 1996)

Lifetime       +10.23%
10 Years        +8.47%
 5 Years        +7.73%
 1 Year         +1.66%

Assumes reinvestment of all distributions and payment of the maximum 4.75% sales charge at the beginning of the stated periods.


[chart]

Year ended          1974*       1975       1976       1977      1978       1979       1980       1981       1982        1983
December 31
TOTAL VALUE
Dividends           $413        897        1,010      1,114     1,198      1,387      1,706      2,096      2,408       2,529
Reinvested
Value at            $9,884      11,137     13,154     13,831    14,112     14,556     15,072     16,073     21,361      23,382
Year-End/1/
BFA's Total         (1.2)%      12.7       18.1       5.1       2.0        3.1        3.5        6.6        32.9        9.5
Return

Year ended          1984        1985       1986       1987      1988       1989       1990       1991       1992        1993
December 31
TOTAL VALUE
Dividends           2,838       3,193      3,566      3,746     3,912      4,425      4,650      4,859      5,221       5,269
Reinvested
Value at            26,175      33,140     38,166     38,915    43,080     47,443     48,993     59,303     66,028      75,362
Year-End/1/
BFA's Total         11.9        26.6       15.2       2.0       10.7       10.1       3.3        21.0       11.3        14.1
Return


Year ended          1994        1995       1996
December 31
TOTAL VALUE
Dividends           5,673       6,112      6,405
Reinvested
Value at            71,582      84,645     90,323
Year-End/1/                                /2/
BFA's Total         (5.0)       18.2       6.7
Return

-----

Year ended                  5/28/74      1974        1975        1976         1977         1978        1979        1980
December 31
Lehman Brothers
Aggregate
Bond Index/3/               10,000       9,907       11,561      13,365       13,771       13,963      14,232      14,617
Consumer Price Index/4/     10,000       10,679      11,420      11,975       12,778       13,930      15,782      17,757

Year ended                  1981         1982        1983        1984         1985         1986        1987        1988
December 31
Lehman Brothers
Aggregate
Bond Index/3/               15,530       20,596      22,318      25,698       31,378       36,169      37,165      40,096
Consumer Price Index/4/     19,342       20,082      20,844      21,667       22,490       22,737      23,745      24,794

Year ended                  1989         1990        1991        1992         1993         1994        1995        1996
December 31
Lehman Brothers
Aggregate
Bond Index/3/               45,923       50,036      58,043      62,340       68,417       66,422      78,693      81,550
Consumer Price Index/4/     25,946       27,531      28,374      29,197       30,000       30,802      31,584      32,634

$10,000 /1/ original investment

Average annual compound return for 22-1/2 years:  10.23% /1/

*For the period May 28 through December 31, 1974.

/1/ Results reflect payment of the maximum sales charge of 4.75% on the $10,000 investment. As outlined in the prospectus, the sales charge is reduced for investments of $25,000 or more. The maximum initial sales charge was 8.5% prior to December 15, 1986. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. Results shown do not take into account income or capital gains taxes.

/2/ Includes reinvested dividends of $74,627 and reinvested capital gain distributions of $3,490.

/3/ From May 31, 1974 through December 31, 1975, the Lehman Brothers Corporate Bond Index was used because the Lehman Brothers Aggregate Bond Index did not yet exist. As of January 1, 1976, the Lehman Brothers Aggregate Bond Index has been used.

/4/ Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of future results.
[end chart]



THE BOND FUND OF AMERICA

A FEW OBSERVATIONS ABOUT THE PORTFOLIO AND THE CREDIT RESEARCH BEHIND FOUR PORTFOLIO HOLDINGS

[background photo of various forms of currency]

If you were to quickly thumb through the investment portfolio that begins on page 10, what would perhaps be most evident is The Bond Fund of America's broad diversification. There are bonds issued by companies in various industries, by the U.S. Treasury, by governments abroad, and mortgage-backed and asset-backed securities such as those made up of credit card, boat or auto loans. At the end of 1996, the fund held securities from more than 500 issuers worth $7 billion.

Something else that will be immediately evident is that the portfolio listings differ from what you will find in a stock fund report. Following the name of each issuer, you will find a series of numbers like those shown in the example below.

These numbers highlight a crucial difference between bonds and stocks. When you invest in a bond, the issuer has an obligation to pay you a certain interest rate and to return the principal amount by a certain date. That is why bonds are often referred to as fixed-income obligations or promissory notes.

In their quest to add value and improve investment returns, the fund's portfolio counselors and analysts consider a myriad of factors. They look at the specific "indenture" provisions of individual securities that, for example, spell out the terms under which all or part of the issue can be redeemed or refunded before maturity. On an ongoing basis, they carefully evaluate the creditworthiness of issuers and whether it is likely to improve or deteriorate over time. And they adjust the maturity mix of the bonds in the portfolio to try to protect principal and enhance results.

In this year's report, the fund's four portfolio counselors talk about credit research - and offer recent examples of how credit analysis has added value on your behalf. Together, these four investment professionals have more than 109 years of investment experience - 72 of them with Capital Research and Management Company (CRMC), the fund's investment adviser. With roots that date back to 1931, CRMC currently oversees assets totaling more than $150 billion in stocks and fixed-income securities for the 28 funds in The American Funds Group.

[watermark:  various forms of currency]

[Pull quote]
In their quest to add value and improve investment returns, the fund's portfolio counselors and analysts consider a myriad of factors - including the credit quality of each issuer.
[End Pull quote]

[visual description]
BONDS & NOTES

U.S. Treasury Obligations
  7.25% May 2004
  [This is the interest rate paid on the principal amount.]
  [The date the bond "matures" - that is, the date it stops paying interest and returns the principal amount.]

  Principal Amount (000)
  $135,875
  [This is the amount of money scheduled to be returned to the lender when the bond "matures." The principal amount often differs from what the fund paid for the security, particularly if the bond was purchased some time after it was originally issued.]

  Market Value (000)
  [The market value of the security - i.e., what it was worth, based on its market price - at year-end.]
  $142,966

  Percent of Net Assets
  [Percentage of the portfolio made up by this particular issue or issuer.]
  2.04%
[end visual description]


A HIGH-GRADE CORPORATE BOND

Determining an issuer's creditworthiness is vital in bond investing. The challenge is to spot changes before they are recognized in the market . . . to discover early that a bond's rating deserves to be upgraded, which spells opportunity, or downgraded, which signals caution.

"Early in the 1990s, when competition from Japanese car manufacturers was at its peak, many investors became concerned about the financial stability of U.S. auto makers. This had a negative impact on the prices of General Motors' bonds. As GM brought new bonds to market, it had to offer higher and higher yields in relation to other types of securities.

"After discussions with GM's management, a close examination of the company's balance sheet, and input about its business and financial outlook from CRMC equity analysts who also follow the company, we became convinced that the steps the company was taking to improve its efficiency and competitiveness were going to pay off.

"We began adding GM corporate bonds to the portfolio in 1992. We also invested in bonds issued by General Motors Acceptance Corp., the subsidiary that offers financing to car purchasers. The General Motors corporate bonds were "put" bonds - meaning we could elect to get the principal amount back early from General Motors on certain dates. That provided some protection for shareholders if rates rose substantially.

"As it turns out, the decision to invest proved to be a good one. By the middle of 1994, the obligations of GM and its finance arm amounted to about 2.4% of BFA's portfolio. As the financial condition of GM and the other U.S. auto makers improved, the prices of our holdings rose in relation to the overall market - to the point where we have been gradually reducing them in favor of what we feel are better opportunities for our shareholders."

[Photo Caption]
Abner D. Goldstine
Goldstine is President of The Bond Fund of America and one of the fund's portfolio counselors. He joined Capital Research and Management Company (CRMC), the fund's investment adviser, in 1967 and has 45 years of experience as a fund executive, economist and investment manager.
[End Photo Caption]

[watermark:  various forms of currency]

[visual description]

                                                     Principal          Market
                                                     Amount             Value            Percent of
BONDS & NOTES                                        (000)              (000)            Net Assets
Automobiles
General Motors Corp.:
                                 9.45% 2011          $20,000            $23,724          .99%
                                 8.80% 2021          40,000             45,592
Financial Services
General Motors Acceptance Corp.:
                                 7.00% 2000          5,000              5,063            .15
                                 8.75% 2005          5,000              5,530

[end visual description]
Please note that because the fund is actively managed, its portfolio holdings change from time to time.



[visual description]

                                                              Principal       Market
                                                              Amount          Value           Percent of
BONDS & NOTES                                                 (000)           (000)           Net Assets
Collateralized Mortgage/Asset-Backed
Obligations

Resolution Trust Corp.:
Series 1993-C1, Class D, 9.45% 2024                          $9,352          $9,562          .14%

[end visual description]



A MORTGAGE-BACKED SECURITY

THE RESOLUTION TRUST CORPORATION SERIES 1993-C1 IS A COLLATERALIZED MORTGAGE OBLIGATION, OR CMO FOR SHORT. THESE ARE POOLS OF MORTGAGES STRUCTURED TO PAY PRINCIPAL AND/OR INTEREST IN A PREDETERMINED MANNER. THE RESOLUTION TRUST CORPORATION WAS THE GOVERNMENT AGENCY CREATED SEVEN YEARS AGO TO DISPOSE OF THE ASSETS FROM TROUBLED THRIFT INSTITUTIONS.

"With mortgage-backed and asset-backed securities, you need to examine such factors as yield, maturity, and attached credit enhancements.

"One of the things that I liked about this particular pool was that it was made up of different types of mortgages - multifamily buildings, retail stores, office buildings - with the biggest chunk in mortgages on multifamily homes, which are considered to be one of the safest and least volatile types. The fact that the mortgages were spread across the country was another plus.

"When we purchased this security in 1993, the market had very negative feelings about real estate and savings and loans. What the market had overlooked in the case of this security was that the government had provided credit enhancements in the form of millions of dollars to pay off investors if, as was bound to happen, some of the mortgages in the pool went into default.

"Our analysis showed that to lose money from this investment, a substantial percentage of the mortgages in the pool would have to default and then the properties themselves would have to be worth just a fraction of their original value.

"We thought that was extremely unlikely. In short, what the market felt was relatively risky, we felt was relatively safe because there was a lot of credit support. Although there was some risk, we felt we were being adequately compensated for that risk.

"Since 1993 there has been a recovery in real estate prices, defaults have been much lower than expected, and the credit quality of this security has improved
- along with its price."

[Photo Caption]
John H. Smet
Smet is a portfolio counselor for BFA and a Vice President of the fund. His primary research responsibility has been in mortgage securities. He joined CRMC in 1983 and has 15 years of investment experience.
[End Photo Caption]

[watermark:  various forms of currency]


A HIGH-YIELD BOND

Although the majority of BFA's assets are invested in securities with the three highest investment-grade ratings (A or better), the fund's investments in higher yield, higher risk bonds have played an important role in its investment returns over time.

"Many high-yield bonds are issued by companies in new high-growth areas. A fair number are in communications. Typically, these companies need a lot of cash, but also have a lot of potential. They often find it more desirable to borrow money by issuing high-yield bonds than issuing stock, which dilutes the existing equity holders. If these companies grow as expected and their credit quality improves, the bonds will tend to trade at a higher price, providing bondholders with capital appreciation in addition to high income. So, despite their risks, high-yield bonds can provide good returns if, after thorough research, we select good values.

"We invested in bonds issued by MFS Communications three years ago. The company provides businesses with phone and data services, including high-speed links to the Internet.

"When we talked with the company's senior management, we were impressed by their vision for the company and how they were attempting to build the business. Since our first meeting, we've had face-to-face discussions on numerous occasions. We also exchanged insights with our CRMC colleagues on the equity side, who eventually purchased the company's common stock.

"Last December, MFS Communications was bought out for $14 billion by WorldCom, which is the fourth-largest long-distance carrier in the United States. Because WorldCom is stronger financially, the credit quality of the bonds improved.

"Both MFS bonds, by the way, are currently zero coupon bonds and therefore were issued and continue to trade at a significant discount to their principal amount. Fortunately, the present market value is considerably above the original issue value and the prices at which the fund acquired the issues."

[Photo Caption]
Richard T. Schotte
A specialist in high-yield bonds and fixed-income investing, Schotte is a portfolio counselor and Senior Vice President of BFA. He joined CRMC in 1977 and has 30 years of investment experience.
[End Photo Caption]

[watermark:  various forms of currency]

[visual description]

                                                         Principal       Market
                                                         Amount          Value           Percent of
BONDS & NOTES                                            (000)           (000)           Net Assets
Telecommunications
MFS Communications Co., Inc.
         0%/9.375% 2004                                  $58,500         $50,749         1.01%
         0%/8.875% 2006                                  27,500          20,006

[end visual description]

Please note that because the fund is actively managed, its portfolio holdings change from time to time.

[visual description]

                                             Principal        Market
                                             Amount           Value           Percent of
BONDS & NOTES                                (000)            (000)           Net Assets
Financial Services
Credit Foncier de France 8.00% 2002          $16,435          $17,390         .25%

[end visual description]



A NON-U.S. ISSUER

IN ADDITION TO ITS INVESTMENTS IN BONDS ISSUED BY U.S. CORPORATIONS AND THE U.S. GOVERNMENT, BFA ALSO HAS SELECTED INVESTMENTS IN BONDS ISSUED BY CORPORATIONS AND GOVERNMENTS ABROAD. SOME OF THESE BONDS ARE DENOMINATED IN U.S. DOLLARS AND SOME IN OTHER CURRENCIES.

"Late in 1995, I was on a plane reading the Financial Times when I came across an article about Credit Foncier de France, one of France's state-affiliated but privately owned financial institutions and, until recently, a blue chip borrower. While it had private shareholders, its management was appointed by the French government. Credit Foncier issued bonds mainly to finance state-subsidized mortgages for low-income housing - something that the bank had been profitable at for years.

"The French government had recently altered its subsidized loan program and opened up this business to other banks. Credit Foncier was losing market share and its income stream from the subsidized mortgages was falling. It was also suffering big losses on commercial loans it made in the late 1980s and early 1990s. Its equity had almost disappeared and there was widespread concern that repayment of the bonds would be impaired.

"The question came down to whether or not the French government would stand behind the bank's obligations. After all, the debt was used to finance an activity sponsored by the government and Credit Foncier was the second-largest issuer of bonds after the State itself. We talked to a number of large French institutions that held the bonds, as well as our equity analysts who study banks around the world. Then, last spring, in a meeting with the second-highest ranking minister in the French Treasury, I had a chance to ask him specifically about Credit Foncier. He was clearly exasperated by the controversy and indicated his belief that the performance of the bonds would not be impaired.

"We purchased the Credit Foncier bonds denominated in U.S. dollars in early 1996. The French government in the fall agreed to a state takeover of Credit Foncier, in effect guaranteeing the bonds. In addition to an attractive yield, BFA's shareholders have enjoyed a measure of capital appreciation as well."

[Photo Caption]
Mark H. Dalzell
Dalzell is a global bond specialist and a portfolio counselor of the fund. He joined CRMC in 1988 and has 19 years of investment experience.
[End Photo Caption]
[watermark:  various forms of currency]


THE BOND FUND OF AMERICA                                               Principal      Market     Percent of
INVESTMENT PORTFOLIO DECEMBER 31, 1996                                    Amount       Value     Net Assets
                                                                           (000)       (000)
Corporate Bonds                                                        34%
Mortgage and Asset-Backed Securities                                   25%
U.S. Treasury Securities                                               20%
Non-U.S. Government Bonds and Governmental Authorities                  5%
Federal Agency Notes & Bonds*                                           4%
Cash & Equivalents                                                     12%



ELECTRICAL & GAS UTILITIES
Utilities: Electrical & Gas
Big Rivers Electric Corp. 10.70% 2017                                     $17,000     $18,405            .00
CEZ Finance BV 8.875% 1999 /1/                                              7,000        7,441           .11
CMS Energy 9.50% 1997                                                       2,000        2,043           .03
Columbis Gas System, Inc.:
 Series A, 6.39% 2000                                                      10,000        9,935           .20
 Series E, 7.32% 2010                                                       4,000        3,934
Israel Electric Corp. Ltd. 7.25% 2006 /1/                                  10,000        9,975           .14
Long Island Lighting Co.:
 8.90% 2019                                                                 5,000        5,101           .25
 8.20% 2023                                                                12,500       12,374
                                                                                     --------        ------
                                                                                        69,208           .99
                                                                                     --------        ------
INDUSTRIAL & SERVICE
Appliances & Household Goods
Knoll Group, Inc. 10.875% 2006                                              2,250        2,486           .04
Lifestyle Furnishings International Ltd. 10.875% 2006                       5,500        5,899           .08
                                                                                     --------        ------
                                                                                         8,385           .12
                                                                                     --------        ------
Automobiles
General Motors Corp.:
 9.45% 2011                                                                20,000       23,724           .99
 8.80% 2021                                                                40,000       45,592
                                                                                     --------        ------
                                                                                        69,316           .99
                                                                                     --------        ------
Beverages & Tobacco
Canandaigua Wine Co., Inc.:
 8.75% 2003                                                                 3,000        2,962           .10
 Series B, 8.75% 2003 /1/                                                   4,000        3,950
Dr Pepper Bottling Co. of Texas 10.25% 2000                                 6,500        6,793           .10
                                                                                     --------        ------
                                                                                        13,705           .20
                                                                                     --------        ------
Broadcasting & Publishing
American Media Operations, Inc. 11.625% 2004                               14,500       15,588           .22
American Radio System Corp. 9.00% 2006                                      4,050        3,969           .06
Chancellor Broadcasting Co.:
 9.375% 2004                                                               12,500       12,625           .21
 12.50% 2004                                                                2,000        2,270
Grupo Televisa, S.A. :
 11.375% 2003                                                               5,000        5,362           .19
 0%/13.25% 2008 /2/                                                        12,000        7,980
Infinity Broadcasting Corp. 10.375% 2002                                    4,500        4,747           .07
Jacor Communications, Inc., convertible debenture 0% 2011                  18,000        8,078           .12
Newsquest Capital PLC 11.00% 2006                                           4,750        4,881           .07
Univision Televistion Group, Inc. 11.75% 2001                               5,500        5,682           .08
Young Broadcasting Inc. 10.125% 2005                                        3,500        3,588           .05
                                                                                     --------        ------
                                                                                        74,770          1.07
                                                                                     --------        ------
Construction & Housing
Continental Homes Holding Corp. 10.0% 2006                                  6,500        6,695           .10
Del Webb Corp.:
 9.75% 2003                                                                 8,000        8,160           .14
 9.00% 2006                                                                 2,000        1,950
Kaufman and Broad Home Corp. 10.375% 1999                                   7,500        7,706           .11
M.D.C. Holdings, Inc. 11.125% 2003                                         17,250       17,595           .25
                                                                                     --------        ------
                                                                                        42,106           .60
                                                                                     --------        ------
Data Processing & Reproduction
Apple Computer, Inc. 6.50% 2004                                            19,000       16,530           .24
AST Research, Inc. convertible notes 0% 2013                               31,500       10,080           .14
Data General Corp.:
 7.75% convertible debentures 2001                                          7,000        7,210           .12
 8.375% 2002                                                                1,250        1,190
Maxtor Corp. 5.75% convertible debentures 2012                              2,000        1,340           .02
Neodata Services, Inc. 12.00% 2003                                          2,300        2,415           .03
Unisys Corp.:
 10.625% 1999                                                               2,500        2,591
 8.25% convertible debentures 2000                                         20,000       19,400           .41
 11.75% 2004                                                                6,000        6,405
                                                                                     --------        ------
                                                                                        67,161           .96
                                                                                     --------        ------
Diversified Media & Cable Television
Bell Cablemedia PLC 0%/11.95% 2004 /2/                                     43,500       37,954           .54
Cablevision Industries Corp.:
 10.75% 2004                                                                1,000        1,040           .08
 9.875% 2013                                                                5,000        4,925
Comcast Corp.:
 10.25% 2001                                                               13,000       13,975           .38
 1.125% convertible debentures 2007                                        25,000       12,750
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 /2/                          26,000       18,070           .26
Globo Comunicacoes E Partcipacoes LTDA. 10.50% 2006 /1/                    13,100       13,182           .19
Heartland Wireless Communications, Inc.
 Units, 13.00% 2003 /1/ /3/                                                28,000        4,008           .06
Insight Communications Co., LP 11.25% 2000 /4/                             11,250       11,362           .16
International CableTel Inc.:
 0%/10.875% 2003 /2/                                                        9,500        7,980           .30
 0%/12.75% 2005 /2/                                                        17,750       13,313
 0% convertible debentures 2011
Multicanal Participacoes S.A., 12.625% 2004 /1/                             9,250        9,978           .14
News America Holdings Inc.:
 10.125% 2012                                                              15,000       17,202
 8.625% 2014                                                                3,250        2,401           .59
 7.43% 2026                                                                 8,000        8,080
 8.45% 2034                                                                12,500       13,591
Rogers Communications Inc.:
 10.875% 2004                                                               3,500        3,675           .22
 0% convertible debentures 2004                                            30,000       11,700
Storer Communications, Inc. 10.00% 2003                                    11,087       11,309           .16
TCI Communications, Inc., 8.75% 2015                                        7,500        7,409           .11
Tele-Communications, Inc. 9.25% 2023                                        3,500        3,402           .05
Tele West PLC:
 9.625% 2006                                                                4,700        4,794           .23
 0%/11.00% 2007 /2/                                                        16,000       11,160
Time Warner Inc.:
 0% convertible debentures 1997                                            10,000        3,763
 9.625% 2002                                                               12,000       13,388
 7.75% 2005                                                                10,000       10,059          1.32
 10.15% 2012                                                                7,500        8,995
 0% convertible debentures 2013                                            67,500       29,278
 9.125% 2013                                                               25,000       27,293
TKR Cable I, Inc. 10.50% 2007                                              27,500       28,904           .41
Turner Broadcasting System, Inc. 0% convertible
 debentures 2007 /1/                                                       15,000        7,331           .11
U S WEST, Inc. 0% convertible debentures 2011                              80,000       29,000           .41
Vanguard Cellular Systems, Inc. 9.375% 2006                                 6,000        6,090           .09
Viacom International Inc.:
 9.125% 1999                                                                5,000        5,113           .17
 10.25% 2001                                                                6,100        6,649
Videotron Holdings PLC 0%/11.125% 2004 /2/                                 20,500       17,835           .25
                                                                                     --------        ------
                                                                                       436,958          6.23
                                                                                     --------        ------
Electrical & Electronics
MagneTek, Inc. 10.75% 1998                                                  7,500        7,781           .11
Phillips Electronics N.V. 7.20% 2026                                       25,000       25,344           .36
VLSI Technology, Inc. 8.25% convertible debentures 2005                     4,000        3,965           .06
                                                                                     --------        ------
                                                                                        37,090           .53
                                                                                     --------        ------
Energy & Related Companies
Benton Oil & Gas Co. 11.625% 2003 /1/                                       4,000        4,430           .06
BP America Inc. 10.00% 2018                                                 4,000        4,363           .06
California Energy Co., Inc.:
 9.875% 2003                                                               14,000       14,700           .69
 0%/10.25% 2004 /2/                                                        32,100       33,825
Chesapeake Energy Corp. 9.125% 2006                                         3,760        3,920           .06
Cliffs Drilling Co. 10.25% 2003                                            15,750       16,754           .24
Falcon Drilling Co., Inc.:
 9.75% 2001                                                                 1,000        1,050           .08
 8.875% 2003                                                                4,500        4,590
Flores & Rucks, 13.50% 2004                                                 2,300        2,748           .04
Forcenergy Inc. 9.5% 2006                                                   1,000        1,043           .01
Global Marine, Inc. 12.75% 1999                                             4,250        4,563           .07
Kelley Oil & Gas Corp. 10.375% 2006  /1/                                    7,500        7,819           .11
Mariner Energy, Inc. 10.50% 2006  /1/                                       3,500        3,719           .05
McDermott Inc.:
 9.375% 2002                                                               13,250       13,770           .31
 9.375% 2006                                                                7,500        7,875
Occidental Petroleum Corp. 9.25% 2019                                       4,000        4,794           .07
Oil Co. Ltd. 8.90% 2000 /1/                                                20,000       20,460           .29
OXYMAR 7.50% 2016                                                           8,500        8,160           .12
Subic Power Corp.  9.50% 2008 /1/                                           1,572        1,667           .02
                                                                                     --------        ------
                                                                                       160,250          2.28
                                                                                     --------        ------
Food Retailing
Allied Supermarkets Inc. 6.625% 1998                                        2,872        2,843           .04
Bruno's Inc. 10.50% 2005                                                    7,250        7,685           .11
Carr-Gottstein Foods Co. 12.00% 2005                                       10,000       10,675           .15
The Penn Traffic Co. 9.625% 2005                                            3,000        1,680           .02
Smith's Food & Drug Centers, Inc., 0%/8.64% 2012 /2/                       11,000        9,790           .14
Stater Bros. Holdings Inc. 11.00% 2001                                      9,500       10,308           .15
                                                                                     --------        ------
                                                                                        42,981           .61
                                                                                     --------        ------
Forest Products & Paper
Container Corp. of America:
 10.75% 2002                                                                4,800        5,184
 9.75% 2003                                                                23,500       24,675           .52
 11.25% 2004                                                                6,000        6,510
Fort Howard Corp.:
 9.25% 2001                                                                 7,000        7,297           .16
 11.00% 2002                                                                3,626        3,812
Fort Howard Paper Co. 8.25% 2002                                            3,000        3,007           .04
Grupo Industrial Durango:
 12.00% convertible debentures 2001                                         8,000        8,560
 12.625% 2003                                                               2,625        2,861           .16
Pacific Lumber Co. 10.50% 2003                                                500          508           .01
                                                                                     --------        ------
                                                                                        62,414           .89
                                                                                     --------        ------
General Retailing & Merchandising
Ann Taylor, Inc. 8.75% 2000                                                 4,500        4,410           .06
Barnes & Noble, Inc. 11.875% 2003                                           6,000        6,600           .09
Dayton Hudson Corp. 10.00% 2010                                            10,000       10,326           .15
Loehmann's Inc. 11.875% 2003                                                5,250        5,657           .08
Thrifty PayLess, Inc. 12.25% 2004                                           6,199        7,299           .11
Woolworth Corp.:
 6.98% 2001                                                                12,000       11,905
 7.00% 2002                                                                 6,865        6,773           .29
 8.50% 2022                                                                 1,000        1,054
                                                                                     --------        ------
                                                                                        54,024           .78
                                                                                     --------        ------
Health & Personal Care
Allegiance Corp. 7.00% 2026 /1/                                             5,000        5,073           .07
Integrated Health Services, Inc.:
 9.625% 2004                                                                5,500        5,679
 10.75% 2004                                                                2,925        3,100           .26
 10.25% 2006 /1/                                                            9,350        9,817
Mariner Health Group, Inc. 9.50% 2006                                       5,500        5,376           .08
Merit Behaviorial Care Corp. 11.50%  2005                                   3,000        3,210           .05
Paracelsus Healthcare Corp. 10.00% 2006                                    10,250        9,635           .14
Regency Health Services, Inc. 9.875% 2002                                   2,000        2,030           .03
Universal Health Services, Inc. 8.75% 2005                                  2,300        2,346           .03
                                                                                     --------        ------
                                                                                        46,266           .66
                                                                                     --------        ------


Leisure & Tourism
AMF Group Inc.:
 10.875% 2006                                                               4,750        5,035           .13
 0%/12.25% 2006  /2/                                                        6,500        4,290
Boyd Gaming Corp. 9.25% 2003                                                1,000          980           .01
California Hotel Finance Corp. 11.00% 2002                                 13,250       13,846           .20
Casino America Inc. 12.50% 2003                                             2,500        2,369           .03
Discovery Zone 0% convertible debentures 2013                              28,500          285           .01
Euro Disney SCA 6.75% convertible debentures 2001                      FF108,780        22,197           .32
Foodmaker, Inc.:
 9.25% 1999                                                                $5,250      $5,368            .22
 9.75% 2002                                                                 9,780        9,976
Four Seasons Hotels Inc. 9.125% 2000                                        6,000        6,150           .09
Station Casinos, Inc. 9.625% 2003                                           8,000        7,960           .11
Trump Atlantic City Associates,
 Trump Atlantic City Funding, Inc. 11.25% 2006                              4,250        4,208           .06
Wyndham Hotel Corp. 10.50% 2006                                             4,000        4,260           .06
                                                                                     --------        ------
                                                                                        86,924          1.24
                                                                                     --------        ------
Machinery & Engineering
Agco Corp. 8.50% 2006                                                       5,750        5,901           .08
John Deere Capital Corp. 8.625% 2019                                       16,850       18,208           .26
Newport News Shipbuilding Inc. 9.25% 2006 /1/                               2,050        2,050           .03
Westinghouse Air Brake Co. 9.375% 2005                                      3,750        3,825           .06
                                                                                     --------        ------
                                                                                        29,984           .43
                                                                                     --------        ------
Metals
Acme Metals Inc.:
 12.50% 2002                                                                4,500        4,883           .20
 0%/13.50% 2004 /2/                                                         9,000        9,315
AK Steel Corp.:
 10.75% 2004                                                                6,125        6,692           .23
 9.125% 2006  /1/                                                           9,500        9,749
INCO Ltd.:
 9.875% 2019                                                                7,500        8,036           .36
 9.60% 2022                                                                16,000       17,434
ISPAT Mexicana:
 (Euro) 10.375% 2001                                                        4,650        4,743           .11
 10.375% 2001 /1/                                                           2,000        2,040
Kaiser Aluminum and Chemical Corp.:
 9.875% 2002                                                                8,000        8,200
 12.75% 2003                                                               18,000       19,350
 10.875% 2006 /1/                                                           9,000        9,510           .52
UCAR Global Enterprises Inc. 12.00% 2005                                    3,430        3,953           .06
                                                                                     --------        ------
                                                                                       103,905          1.48
                                                                                     --------        ------
Miscellaneous Materials & Commodities
Freeport-McMoran Copper & Gold 7.20% 2026                                  12,000       11,940           .17
Owens-Illinois, Inc. 11.00% 2003                                            5,000        5,562           .08
Printpack Inc. 10.625% 2006 /1/                                             2,250        2,340           .03
Sterling Chemicals, Inc.:
 11.75% 2006                                                                2,750        2,915           .09
 0%/13.5% 2008 /2/                                                          5,000        3,100
Texas Petrochemicals Corp. 11.125% 2006                                     8,500        9,138           .13
                                                                                     --------        ------
                                                                                        34,995           .50
                                                                                     --------        ------
Multi-Industry
New Tenneco Inc. 8.075% 2002                                                3,000        3,182           .05
Swire Pacific Ltd. 8.50% 2004 /1/                                          10,000       10,715           .15
                                                                                     --------        ------
                                                                                        13,897           .20
                                                                                     --------        ------
Other
Allied Waste North America, Inc. 10.25% 2006 /1/                            3,000        3,150           .04
                                                                                     --------        ------



Protection Services
ADT Operations 9.25% 2003                                                   2,000        2,145           .03
ASH Capital Finance, Ltd. 9.50% 2006                                 Pound 4,500         7,505           .11
Protection One Alarm Monitoring, Inc.
 Units, 0%/13.625% 2005 /1/ /2/ /3/                                       $71,400       16,388           .23
                                                                                     --------        ------
                                                                                        26,038           .37
                                                                                     --------        ------
Telecommunications
360/0/ Communications Co.:
 7.125% 2003                                                               10,000        9,879           .24
 7.50% 2006                                                                 7,000        6,943
Brooks Fiber Properties, Inc. 0%/10.875% 2006 /2/                           8,500        5,674           .08
CellNet Data Systems, Inc. Units, 0%/13.00% 2005 /1/ /2/ /5/               49,750       38,059           .54
Cellular Communications International, Inc. Units, 0% 2000                 15,071       10,700           .15
Cellular, Inc. 0%/11.75% 2003 /2/                                          10,500        9,345           .13
CenCall Communications Corp. 0%/10.125% 2004 /2/                           32,000       21,880           .31
Centennial Cellular Corp.:
 Series A, 0% 2000                                                         19,000       13,680
 Series B, 0% 2000                                                         10,150        7,308
 8.875% 2001                                                               19,000       18,335
 10.125% 2005                                                               5,000        5,037           .63
COLT Telecom Group PLC 0%/12.00% 2006 /2/                                   3,000        1,815           .03
Commnet Cellular Inc. 11.25% 2005                                           4,500        4,781           .07
Comunicacion Celular S.A. Units, 0%/13.125% 2003 /1/ /2/                   17,550       12,987           .19
Dial Call Communications, Inc. 0%/12.25% 2004 /2/                           8,000        5,760           .08
Geotek Communications, Inc., Units, 0%/15.00% 2005 /2/ /3/                271,250        6,081           .09
IntelCom Group Inc. 0%/13.50% 2005 /2/                                      7,500        5,288           .08
Ionica PLC Units, 13.50% 2006                                               9,000       10,485           .15
MFS Communications Co., Inc.
 0%/9.375% 2004 /2/                                                        58,500       50,749          1.01
 0%/8.875% 2006 /2/                                                        27,500       20,006
MobileMedia Communications, Inc.
 0%/10.50% 2003 /2/                                                         6,600        1,386           .05
 9.375% 2007                                                                7,800        2,106
Mobile Telecomm 13.50% 2002                                                 5,030        5,030           .07
New York Telephone Co. 9.375% 2031 /1/                                      5,000        5,660           .08
NEXTEL Communications, Inc.:
 0%/11.50% 2003 /2/                                                        29,000       22,620           .47
 0%/9.75% 2004 /2/                                                         15,000       10,238
Northern Telecom Ltd. 8.75% 2001                                            3,500        3,782           .05
OMNIPOINT:
 12.00% 2000 /5/                                                           12,500       16,774
 11.625% 2006                                                               9,500        9,951           .38
Paging Network, Inc. 11.75% 2002                                           10,275       11,071           .16
PanAmSat, LP PanAmSat Capital Corp.  9.75%  2000                            9,800       10,314           .15
PriCellular Wireless Corp.:
 0%/14.00% 2001 /2/                                                         9,000        8,820
 0%/12.25% 2003 /2/                                                        17,750       15,176           .39
 10.75% 2004 /1/                                                            2,500        2,600
Rogers Cantel Communications Inc. 9.375% 2008                               3,000        3,150           .04
Sprint Spectrum LP, Sprint Spectrum Finance Corp.
 11.00% 2006                                                                6,000        6,495           .09
Telecom Argentina STET - France Telecom S. A. 12.00%  1999                  2,500        2,803           .04
Teleport Communications 9.875% 2006                                         6,500        6,939           .10
                                                                                     --------        ------
                                                                                       409,707          5.85
                                                                                     --------        ------
Textiles & Apparel
Tultex Corp. 10.625% 2005                                                   2,750        2,998           .04
WestPoint Stevens Inc. 8.75% 2001                                           2,500        2,569           .04
                                                                                     --------        ------
                                                                                         5,567           .08
                                                                                     --------        ------
Transportation
Airplanes Pass Through Trust, pass-through certificates:
 Series 1, Class B, 6.59609% 2019 /6/                                       7,284        7,321
 Series 1, Class C, 8.15% 2019 /6/                                         50,000       51,812          1.06
 Series 1, Class D, 10.875% 2019 /6/                                       14,250       15,782
Alaska Airlines:
 Series A, 9.50% 2010                                                       2,328        2,401
 Series B, 9.50% 2010                                                       2,950        3,046           .18
 Series C, 9.50% 2010                                                       2,846        2,944
 Series D, 9.50% 2012                                                       4,778        4,947
American Airlines, Inc.
 1991-C2, mortgage pass-through certificates, 9.73% 2014                    6,000        6,998           .10
Continental Airlines, Inc.:
 9.50% 2001 /1/                                                            18,125       18,397
 6.75% convertible debentures 2006 /1/                                     10,451       11,705
 pass-through certificates:
  Series 1996-A, 6.94% 2015 /6/                                             4,000        3,960           .87
  Series 1996-B, 7.82% 2015 /6/                                            13,500       13,993
  Series 1996-2B, 8.56% 2014 /6/                                            2,000        2,175
  Series 1996, 9.50% 2015 /6/                                               5,000        5,600
  Series 1996-2D, 11.50% 2016 /6/                                           4,471        4,901
Delta Air Lines, Inc.:
 9.875% 2000                                                                2,000        2,166
 pass-through certificates:
  Series 1992-A2, 9.20% 2014 /6/                                           11,750       13,004
  Series 1992-B1, 9.375% 2007 /6/                                           8,874        9,692           .63
 1990 Equipment trust certificates:
  Series J, 10.00% 2014 /1/                                                10,000       11,618
  Series I, 10.00% 2014  /1/                                                5,000        5,809
  Series F, 10.79% 2014 /1/                                                 1,700        2,115
Federal Express Corp. 1996 pass through certificates,
 Series A1, 7.85% 2015 /6/                                                  5,000        5,191           .07
Jet Equipment Trust:
 Series 1994-A, 10.91% 2006 /1/                                             6,842        7,975
 Series 1994-A, 11.79% 2006 /1/                                             4,000        4,857
 Series 1995-A, 11.44% 2014 /1/                                            10,000       11,781          1.04
 Series 1995-B, 10.91% 2014 /1/                                             5,000        5,693
 Series 1995-A, 10.69% 2015 /1/                                            10,500       12,676
 Series 1995B-A, 7.63% 2015 /1/                                            22,856       23,527
 Series 1995B-C, 9.71% 2015 /1/                                             5,500        6,289
MC-Cuernavaca Trust 9.25% 2001 /1/                                          4,674        4,137           .06
Teekay Shipping Corp. 8.32% 2008                                            6,000        6,060           .09
United Air Lines, Inc., pass-through certificates:
 Series 1993-A3, 8.39% 2011 /6/                                             7,500        7,780
 Series 1995-A1, 9.02% 2012 /6/                                            10,863       11,757
 Series 1995-A2, 9.56% 2018 /6/                                             8,000        9,058           .55
 Series 1996-A1, 7.27% 2013 /6/                                             5,000        4,842
 Series 1996-A2, 7.87% 2019 /6/                                             5,000        4,916
USAir, Inc.:
 1990 Equipment Trust Certificates:
  Series A, 10.28% 2001                                                       754          742
  Series B, 10.28% 2001                                                       754          742
  Series C, 10.28% 2001                                                       530          522
  9.625% 2003                                                               3,996        4,046
  10.00% 2003                                                              11,500       11,644           .75
 pass-through trust:
  Series 1989-A1, 9.33% 2006 /6/                                            4,463        4,407
  Series 1993-A2, 9.625% 2003 /6/                                           8,125        8,288
  Series 1993-A3, 10.375% 2013 /6/                                          7,250        7,576
  Class B, 7.50% 2008 /6/                                                   8,279        8,393
  Class C, 8.93% 2008 /6/                                                   4,870        5,284
ValuJet Inc. 10.25% 2001                                                    4,000        3,330           .05
                                                                                     --------        ------
                                                                                       381,899          5.45
                                                                                     --------        ------
FINANCE
Banking & Thrifts
Banco Nacional de Mexico, 11.00% convertible debentures 2003 /1/            4,425        4,519           .06
Berkeley Federal Bank & Trust FSB, 12.00% 2005                              6,000        6,600           .09
Chevy Chase Bank, F.S.B. 9.25% 2008                                         2,000        2,040           .03
Credit Foncier de France 8.00% 2002                                        16,435       17,390           .25
Den Danske Bank Aktieselskab 7.25% 2005 /1/                                 3,000        3,020           .04
First Nationwide 12.25% 2001                                                9,000       10,170           .15
First Nationwide Holdings Inc.:
 9.125% 2003                                                                6,000        6,120
 10.625% 2003 /1/                                                          12,750       13,770           .39
 12.50% 2003                                                                6,000        6,720
First Union Corp. 6.82%/7.57% 2026 /2/                                     10,000       10,028           .14
Kansallis-Osake-Pankki:
 9.75%  1998                                                                5,000        5,307           .10
 10.00%  2002                                                               1,000        1,135
Midland American Capital 12.75% 2003                                       12,150       13,484           .19
New American Capital, Inc.  9.60% 1999 /1/ /4/                             15,000       15,663           .22
Skandinaviska Enskilda Banken (N.Y. City) 6.875% 2009                       8,250        7,969           .11
                                                                                     --------        ------
                                                                                       123,935          1.77
                                                                                     --------        ------
Financial Services
Aames Financial Corp. 9.125% 2003                                           5,000        5,087           .07
Beneficial Corp. 12.875% 2013                                               3,800        4,334           .06
Capital One Bank 7.35% 2000                                                 5,000        5,077           .07
Ford Motor Credit Co. 9.50% 2000                                            7,350        7,982           .12
General Motors Acceptance Corp.:
 7.00% 2000                                                                 5,000        5,063           .15
 8.75% 2005                                                                 5,000        5,530
                                                                                     --------        ------
                                                                                        33,073           .47
                                                                                     --------        ------
Insurance
Aetna Services, Inc. 6.97% 2036                                            12,500       12,729           .18
American Re Corp. 10.875% 2004                                             10,000       10,773           .15
Fairfax Financial Holdings Ltd., 8.25% 2015                                 5,750        5,980           .09
Fidelity National Financial 0% 2009                                        20,000        9,300           .13
Metropolitan Life Insurance Co. 7.45% 2023 /1/                             10,000        9,309           .13
Terra Nova Insurance (UK) Holdings PLC 10.75% 2005                          3,000        3,398           .05
                                                                                     --------        ------
                                                                                        51,489           .73
                                                                                     --------        ------
Real Estate
Beverly Finance Corp. 8.36% 2004 /1/                                       15,000       15,737           .22
B.F. Saul REIT 11.625% 2002                                                20,000       21,600           .31
Corporate Property Investors:
 9.00% 2002 /1/                                                             2,000        2,165           .09
 7.75% 2004 /1/                                                             4,250        4,402
ERP Operating Limited Partnership:
 7.57% 2026                                                                11,000       11,222           .22
 7.95% 2002                                                                 3,750        3,889
Irvine Co. 7.46% 2006 /1/ /5/                                              17,000       16,247           .23
New World China Finance Ltd. 4.00% 1999 /1/                                 4,000        4,000           .06
Security Capital Industrial Trust:
 7.25% 2002                                                                 1,000        1,014
 7.95% 2008                                                                 5,000        5,141           .15
 7.875% 2009                                                                5,000        5,142
Security Capital Pacific Trust:
 7.15% 2010                                                                 2,000        1,982           .06
 7.90% 2016                                                                 2,100        2,101
Shopping Center Associates 6.75% 2004 /1/                                  12,000       11,665           .17
Taubman Realty Group 7.00% 2003                                             2,000        1,932           .03
Wellsford Residential Property Trust:
 7.75% 2005                                                                 1,000        1,011           .03
 7.25% 2000                                                                 1,000        1,014
                                                                                     --------        ------
                                                                                       110,264          1.57
                                                                                     --------        ------
COLLATERALIZED MORTGAGE/ASSET-BACKED OBLIGATIONS /6/
(Excluding Those Issued by Federal Agencies)
Aames Mortgage Trust:
 1996 Series D, Class A-1B, 6.34% 2012                                     22,000       21,956
 1996 Series D, Class A-1B, 6.52% 2020                                      9,000        8,968           .78
 1996 Series D, Class A-1B, 6.87% 2024                                     19,500       19,407
 1996 Series D, Class A-1B, 7.17% 2025                                      4,000        3,980
AFC Home Equity Loan Trust, Series 1995-5, Class 1A4,
 6.87% 2027                                                                 9,000        8,839           .13
Asset Securitization Corp. 7.21% 2026                                       3,000        3,064           .04
Banco Nacional de Mexico 0% 2002 /1/                                       18,178       14,384           .21
BCF L.L.C :
 Series 1996-C2, Class A, 7.641% 2026 /1/                                   4,496        4,550           .08
 Series 1996-C2, Class C, 7.901% 2026 /1/                                   1,000        1,019
Capstead Securities Corp. IV, collateralized mortgage
 obligations, Series 1992-4, Class J, 19.6067% 2022 /7/                     8,750        9,297           .13
Chase Manhattan Bank, N.A.:
 Series 96-1, Class A1, 7.60% 2005                                          4,947        5,108           .21
 Series 93-I, Class 2A5, 7.25% 2024                                        10,000        9,990
Collateralized Mortgage Obligation Trust,                                   6,182        6,648           .10
 Series 63, Class Z, 9.00% 2020
ContiMortgage Home Equity Loan Trust 6.37% 2011                             1,500        1,487           .02
CSFB Finance Co. Ltd., Series 1995-A, 5.00%/7.00% 2005                     30,000       29,767           .43
CS First Boston Mortgage Securities Corp., mortgage
 pass-through certificates:
  Series 1995-AEW1, 6.665% 2027                                               444          444           .18
  Series 1995-MBL1, 6.425%  2030                                           12,233       12,227
Electronic Transfer Master Trust  9.35% 2002 /1/                           21,750       21,995           .31
EquiCredit Funding Asset Backed Certificates:
 Series 1996 A, Class A3, 7.35% 2019                                        1,000        1,018           .31
 Series 1996 A, Class A2, 6.95% 2012                                       21,000       21,210
FIRSTPLUS Home Loan Owner Trust,
 Series 1996-4, Class A3, 6.28% 2009                                        1,000          991           .01
GCC Home Equity Trust, asset-backed certificates, Series:
 1990-1, 10.00% 2005                                                        2,637        2,705           .04
G E Capital Mortgage Services Inc.:
 Series 1994-9, Class A9, 6.50% 2024                                        4,068        3,453
 Series 1994-15, Class A10, 6.00% 2009                                     16,376       14,788           .58
 Series 1995-1, Class A8, 8.40% 2025                                       21,785       22,248
GMAC Commercial Mortgage Securities Inc.,                                     998        1,001           .01
 Series 1996-C1, Class A2A, 6.79% 2028
Green Tree Financial Corp., pass-through certificates:
 Series 1994-A, Class NIM, 6.90% 2004                                       6,473        6,457
 Series 1995-A, Class NIM, 7.25% 2005                                      42,309       42,258
 Series 1993-2, Class B, 8.00% 2018                                         2,250        2,280           .96
 Series 1995-9, Class A-5, 6.80% 2027                                       8,000        7,880
 Series 1995-9, Class A-5, 7.30% 2028                                       8,500        8,287
IMC Home Equity Loan Trust:
 1996 Series 4, Class A1, 6.59% 2011                                        9,226        9,226           .40
 1996 Series 4, Class A1, 6.81% 2011                                       18,972       18,991
J.P. Morgan Commercial Mortgage Finance Corp.,pass-
 through certificates:
 Series 1995-C1, Class A-2, 7.3985% 2010 /4/                                1,000        1,025           .03
 Series 1996-C3, Class A-1, 7.33% 2028 /4/                                    985        1,006
Merrill Lynch Mortgage Investors, Inc.:
 Series 1995-C2, Class D, 8.2657%  2021 /4/                                   899          919
 Series 1995-C3, Class A1,  6.7885%  2025 /4/                               2,844        2,851
 Series 1996-C2, CLASS A1, 6.69% 2028                                      14,452       14,452           .50
 Series 1996-WF1, Class A1 WAC, 6.586% 2028 /1/                            14,720       14,764
 Series 1996-WF1 Class D, 6.5862199% 2028                                   2,000        1,880
The Money Store Trust:
 Series 1996-D, Class A-12, 6.37% 2011                                     20,000       20,275
 Series 1996-D, Class A-14, 6.985% 2016                                     4,000        4,075           .39
 Series 1996-C, Class A3, 7.07% 2017                                        3,000        3,030
Morgan Stanley Capital Inc., Series 1995-GA1, Class A1,
 7.00% 2002 /1/                                                            15,109       15,260           .22
Prudential-Bache CMO Trust, Series 3, Class F, 9.44% 2018                   1,000        1,068           .02
Prudential Home Mortgage Securities Co., Inc.:
 Series 1993-7, Class A-4, 8.00% 2003                                       9,323        9,396
 Series 1993-7, Class A-5, 8.00% 2003                                       1,432        1,429
 Series 1993-48, Class A-6, 6.25% 2008                                      4,466        4,153           .44
 Series 1992-37, Class A-6, 7.00% 2022                                      1,408        1,408
 Series 1993-34, Class A-1, 7.00% 2023                                     14,702       14,702
Residential Funding Mortgage Securities I, Inc., Series
 1992-S6, Class A-10, 12.102% 2022 /7/                                     10,124        9,441           .13
Resolution Trust Corp.:
 Series 1991-M5, Class B, 9.00% 2017                                        2,403        2,469
 Series 1992-6, Class A-2B, 8.40% 2024                                      6,159        6,193
 Series 1993-C1, Class D, 9.45% 2024                                        9,352        9,562
 Series 1993-C1, Class E, 9.50% 2024                                          500          498           .37
 Series 1993-C2, Class C, 8.00% 2025                                        3,000        3,044
 Series 1993-C2, Class D, 8.50% 2025                                        3,290        3,344
 Series 1993-C2, Class E, 8.50% 2025                                          341          339
Standard Credit Card Master Trust I, credit card
 participation certificates, Series 1994-2A, 7.25% 2008                     5,000        5,112           .07
Standard Credit Card Trust, credit card participation
 certificates:
 Series 1990-3A, 9.50% 1998                                                 2,000        2,024           .11
 Series 1991-3A, 8.875% 1999                                                5,500        5,720
Structured Asset Securities Corp., pass-through certificates:
 Series 1995-C1, Class A1A, 7.375% 2024                                       735          742
 Series 1996-CFL, Class D, 7.034% 2028                                      2,950        2,932           .08
 Series 1996-CFL, Class E, 7.034% 2028                                      1,763        1,789
UCFC Acceptance Corp. pass-through certificates:
 Series 1995-B1, Class A3, 6.75% 2017                                       2,000        2,007           .03
 Series 1996-B1, Class A3, 7.30% 2013                                         500          506           .01
 Series 1996-C1, Class A4, 7.7475% 2020                                     9,500        9,642           .14
 Series 1996-D, Class A4, 6.776% 2016                                       2,400        2,398           .04
 Series 1996-B1, Class A2, 7.075% 2010                                     10,000       10,062           .14
                                                                                     --------        ------
                                                                                       535,440          7.65
                                                                                     --------        ------
GOVERNMENTAL
Governments (Excluding U.S. Government)
Argentina (Republic of):
 8.375% 2003                                                               10,000        9,413           .16
 11.00% 2006                                                                1,000        1,048
 Eurobond 6.8125% 2005 /4/                                                 22,251       19,392           .28
Banco Nacional de Comercio Exterior, S.N.C., 7.25% 2004                       750          662           .01
British Columbia Hydro & Power Authority:
 12.50% 2013                                                                4,000        4,532
 12.50% 2014                                                                7,000        8,085           .19
Canadian Government:
 10.50% 2001                                                             C$5,000         4,337
 6.50% 2004                                                                25,000       18,617
 9.00% 2004                                                                87,750       75,108          1.68
 8.75% 2005                                                                15,000       12,726
 4.524% 2021                                                                9,000        7,268
Deutschland Republic:
 6.25% 2024                                                              DM6,000         3,703
 8.00% 2002                                                                34,050       25,309           .41
Ecuador Bear PDI /3/:
 6.50% 2015                                                                $1,029          632
 6.50% 2015                                                                   500          347
Ecuador (Republic of) Past Due Interest Bond 6.5% 2015 /5/                     29           18           .00
Ireland (Republic of) 8.00% 2006                                            6,700       12,385           .18
Italian Government National:
 10.50% 2005                                                          ITL15000000       11,808           .17
Italy (Republic of) 6.875% 2023                                             5,000        4,755           .07
The Russian Federation 9.25% 2001 /1/                                      $5,000        4,875           .07
New Zealand Government 4.50% 2016 /8/                                   NZ$19,000       13,157           .19
Ontario (Province of):
 7.75% 2002                                                                $3,500        3,696
 7.625% 2004                                                                5,000        5,273           .37
 7.00% 2005                                                                 8,750        8,866
 15.25% 2012                                                                6,985        7,794
Panama Interest Reduction Bond: 3.50% 2014                                  8,000        5,560           .10
 6.75% 2006 /1/ /4/                                                         1,500        1,174
Philippine Front-Loaded Interest Reduction Bond,                              250          236           .00
 Series B, 5.00% 2008 /6/
Poland (Republic of):
 Past Due Interest Bond 3.75% 2014                                         20,000       16,925           .32
 Past Due Interest Bond 3.75% 2014                                          7,000        5,924
 Treasury Bill 1997                                                        16,200        5,344           .08
Quebec (Province of):
 8.625%  2005                                                               6,750        7,419           .20
 13.25%  2014                                                               5,500        6,599
Republic of Solvenia, 7.0% 2001 /1/                                         7,000        7,096           .10
South Africa (Republic of) 13.00% 2010                                  ZAR81,000       14,248           .20
United Mexican States Government Eurobonds:
 Global 11.375% 2016                                                       $2,015        2,108
 Global 7.5625% 2001 /1/ /4/                                               19,000       19,042
 Series A, 6.25% 2019                                                       1,000          733           .34
 Series B, 6.39844% 2019 /6/                                                1,250        1,078
 Series B, 6.39062% 2019 /6/                                                  500          431
Venezuela (Republic of):
 6.625% 2007 /4/                                                           11,250        9,928           .14
 Front Loaded Interest Reduction Bond 6.375% 2007 /4/                       1,000          894           .01
 Front Loaded Interest Reduction Bond 6.50% 2007 /4/                          250          223           .00
                                                                                     --------        ------
                                                                                       368,768          5.27
                                                                                     --------        ------
Development Authorities
Inter-American Development Bank 8.875% 2009                                10,000       11,653           .17
                                                                                     --------        ------
Federal Agency Obligations - Mortgage Pass-Throughs /6/
Federal Home Loan Mortgage Corp.:
 7.50% 2025                                                                11,731       11,742
 8.00% 2003-2010                                                            5,537        5,675
 8.25% 2007                                                                 2,841        2,944
 8.50% 2002-2020                                                           34,665       36,106
 8.75% 2008                                                                 3,644        3,835
 9.00% 2021                                                                 1,063        1,133
 10.00% 2011-2019                                                             411          451          1.00
 10.50% 2020                                                                2,832        3,135
 10.75% 2010                                                                  131          145
 11.50% 2000                                                                   40           42
 12.00% 2010-2015                                                           1,591        1,799
 12.50% 2009-2019                                                           1,883        2,142
 12.75% 2015-2019                                                             703          809
 13.00% 2014                                                                   76           89
 13.50% 2018                                                                   13           16
 13.75% 2014                                                                   21           25
Federal National Mortgage Assn.:
 6.50% 2025                                                                 1,271        1,212
 7.00% 2009-2010                                                            4,521        4,516
 7.50% 2009-2024                                                           16,921       17,112
 7.50% 2025 /4/                                                            11,127       11,421
 8.00% 2023                                                                 3,221        3,315
 8.50% 2009                                                                 6,620        6,905
 8.50% 2020-2023                                                            6,705        7,016
 9.00% 2025                                                                 6,950        7,368
 9.50% 2009-2025                                                            6,777        7,360          1.39
 10.00% 2019-2025                                                          18,457       20,323
 10.50% 2012                                                                4,971        5,510
 11.00% 2020-2015                                                           3,383        3,798
 11.25% 2014                                                                   61           69
 11.50% 2010-2014                                                             324          370
 12.00% 2015-2019                                                             143          165
 12.50% 2015                                                                  329          387
 13.00% 2014                                                                   56           66
 15.00% 2013                                                                   71           86
Government National Mortgage Assn.:
 5.00% 2026 /4/                                                             8,519        8,340
 5.00% 2025-2026                                                            8,107        7,923
 5.50% 2023-2025 /4/                                                      134,013      136,180
 6.00% 2024 /4/                                                            58,582       59,664
 6.125% 2022 /4/                                                            8,366        8,553
 6.50% 2008-2026 /4/                                                       46,869       45,616
 7.00% 2008-2026 /4/                                                      115,530      114,851          8.94
 7.50% 2008-2026                                                           83,036       83,693
 8.00% 2017-2023                                                           19,818       20,410
 8.50% 2020-2026                                                           64,947       67,645
 9.00% 2016-2025                                                           31,802       33,913
 9.50% 2009-2025                                                           21,056       22,860
 10.00% 2017-2019                                                          11,438       12,582
 10.50% 2015-2019                                                             671          753
 11.00% 2013-2016                                                           1,460        1,663
 11.50% 2015                                                                   61           71
 12.00% 2014                                                                  144          169
 12.50% 2010-2015                                                             910        1,070
 13.25% 2014                                                                   84           99
                                                                                     --------        ------
                                                                                       793,142         11.33
                                                                                     --------        ------
FEDERAL AGENCY OBLIGATIONS - OTHER
Federal Home Loan Bank Bonds:
 6.16% 2004                                                                24,000       23,021
 6.27% 2004                                                                 5,000        4,826
 6.38% 2003                                                                 3,000        2,919          1.19
 6.41% 2003                                                                18,580       18,075
 7.00% 2005                                                                35,000       34,338
Federal Home Loan Mortgage Notes:
 5.74% 2003                                                                 6,500        6,169
 5.78% 2003                                                                14,520       13,739
 6.185% 2003                                                               19,845       19,119
 6.19% 2004                                                                11,000       10,543
 6.24% 2003                                                                 2,900        2,804
 6.27% 2004                                                                 3,500        3,381
 6.28% 2003                                                                 3,000        2,913
 6.30% 2003                                                                 2,000        1,952          1.72
 6.375% 2003                                                                5,820        5,657
 6.39% 2003                                                                10,330       10,056
 6.50% 2003                                                                 6,200        6,020
 6.555% 2006                                                                7,500        7,239
 7.00% 2002                                                                25,000       24,785
 7.29% 2004                                                                 6,000        5,969
Federal National Mortgage Association Notes:
 7.70% 2004                                                                12,500       12,754
 medium-term notes:
  5.54% 1997                                                               30,000       29,987          1.22
  6.14% 2004                                                               13,000       12,437
  7.43% 2005                                                               30,000       29,794
FNSM Callable Principal STRIPS 0%/8.25% 2022 /2/                            4,500        3,855           .06
                                                                                     --------        ------
                                                                                       292,352          4.19
                                                                                     --------        ------
Collateralized Mortgage Obligations - Federal Agencies /6/
Federal Home Loan Mortgage Corp.:
 Series 1716, Class A, 6.50% 2009                                           4,750        4,536
 Series 1657, Class SA, 6.7659% 2023 /7/                                    7,520        4,874           .20
 Series 1673, Class SA, 5.0784% 2024 /7/                                    7,879        4,553
Federal National Mortgage Assn.:
 Series 91-146, Class Z, 8.00% 2006                                         6,794        6,955
 Series 90-93, Class G, 5.50% 2020                                          1,500        1,408           .17
 Series 93-247, Class Z, 7.00% 2023                                         3,679        3,371
                                                                                     --------        ------
                                                                                        25,697           .37
                                                                                     --------        ------
U.S. Treasury Obligations
8.125% February 1998                                                       52,000       53,349           .76
5.875% April 1998                                                           6,500        6,510           .09
9.25% August 1998                                                         164,250      172,796          2.47
8.875% November 1998                                                        1,000        1,052           .02
8.875% February 1999                                                       35,000       37,029           .53
9.125% May 1999                                                            13,250       14,159           .20
6.875% July 1999                                                           80,000       81,625          1.17
8.875% May 2000                                                            30,000       32,503           .46
8.750% August 2000                                                         28,000       30,345           .43
8.50% November 2000                                                        36,000       38,880           .56
7.75% February 2001                                                        26,000       27,475           .39
8.00% May 2001                                                             15,000       16,029           .23
13.125% May 2001                                                           21,500       27,107           .39
14.25% February 2002                                                        7,000        9,442           .13
11.625% November 2002                                                      92,000      116,020          1.66
7.25% May 2004                                                            135,875      142,966          2.04
7.875% November 2004                                                        6,000        6,548           .09
11.625% November 2004                                                      93,500      123,449          1.76
6.50% May 2005                                                             30,000       30,202           .43
10.375% November 2009                                                      42,000       51,890           .74
10.00% May 2010                                                             7,500        9,171           .13
12.75% November 2010                                                       10,500       14,862           .21
10.375% November 2012                                                      29,000       37,346           .53
12.00% August 2013                                                         10,000       14,305           .21
8.875% August 2017                                                        211,000      260,619          3.72
8.125% May 2021                                                            27,000       31,328           .45
                                                                                     --------        ------
                                                                                     1,387,007         19.80
                                                                                     --------        ------
Floating Rate Eurodollar Notes (Undated) /4/
Allied Irish Banks Ltd. 6.4375%                                             7,000        6,440           .09
Bank of Nova Scotia 6.00%                                                  10,000        8,650           .12
Bergen Bank 6.00%                                                           5,000        4,244           .06
Canadian Imperial Bank of Commerce 6.125%                                  25,000       21,344           .31
Christiana Bank Og Kreditkasse 6.0625%                                      6,000        5,175           .07
Hongkong and Shanghai Banking Corp. 6.25%                                  10,000        8,718           .13
Lloyds Bank (#2) 6.062%                                                     8,000        7,075           .10
Midland Bank 5.8125%                                                        5,000        4,398           .06
National Bank of Canada 3.0313%                                             5,000        3,975           .06
Standard Chartered Bank:
 5.775%                                                                     5,000        4,163
 5.8125%                                                                   15,000       12,445           .24
                                                                                     --------        ------
                                                                                        86,627          1.24
                                                                                     --------        ------
EQUITY-TYPE SECURITIES & MISCELLANEOUS
Equity-Type Securities
Nextel Corp. warrants /5/ /9/                                              38,750            0           .00
IntelCom Group Inc., warrants /5/ /9/                                      47,850          502           .01
                                                                                     --------        ------
                                                                                           502           .01
                                                                                     --------        ------
MISCELLANEOUS

Investment securities in the initial period of acquisition                               8,060           .12
                                                                                     --------        ------



TOTAL BONDS, NOTES AND EQUITY-TYPE SECURITIES                                        --------        ------
 (cost: $5,996,788,000)                                                              6,108,709         87.24
                                                                                     --------        ------


SHORT-TERM SECURITIES
Commercial Paper
A.I. Credit Corp.:
 5.35% due 01/09/97                                                        20,000       19,973           .72
 5.35% due 02/18/97                                                        30,000       29,779
Alberta (Province of) 5.34% due 01/21/97                                   20,000       19,938           .29
American Brands, Inc.:
 5.34% due 01/07/97                                                        24,000       23,976           .48
 5.41% due 01/24/97                                                        10,000        9,965
Beneficial Corp.:
 5.41% due 01/16/97                                                         3,000        2,993
 5.37% due 01/22/97                                                        21,400       21,331           .70
 5.53% due 01/29/97                                                        15,000       14,933
 5.51% due 02/27/97                                                        10,000        9,912
Commercial Credit Co.:
 5.36% due 01/16/97                                                        22,200       22,148           .60
 5.50% due 02/03/97                                                        20,000       19,897
E.I. du Pont de Nemours and Co.:
 5.34% due 01/27/97                                                        25,000       24,901           .68
 5.37% due 01/29/97                                                        22,400       22,309
Ford Motor Credit Co.:
 5.38% due 01/13/97                                                        30,500       30,441
 5.36% due 01/15/97                                                        20,000       19,955          1.08
 5.41% due 02/28/97                                                        25,500       25,276
General Electric Capital Corp.:
 5.36% due 01/23/97                                                        30,700       30,595           .80
 5.46% due 01/28/97                                                        25,000       24,895
H.J. Heinz Co.:
 5.31% due 01/02/97                                                        30,000       29,991
 5.48% due 02/06/97                                                         9,005        8,954           .63
 5.42% due 03/04/97                                                         6,900        6,835
Hershey Foods Corp.:
 5.37% due 01/23/97                                                        19,500       19,434           .35
 5.34% due 01/30/97                                                         5,000        4,978
IBM Credit Corp.:
 5.38% due 01/14/97                                                        28,900       28,840           .71
 5.36% due 01/17/97                                                        21,000       20,947
National Australia Funding Inc.:
 5.34% due 01/06/97                                                        32,000       31,972           .74
 5.37% due 01/21/97                                                        20,000       19,938
National Rural Utilities Cooperative Finance Corp.:
 5.38% due 01/10/97                                                        15,000       14,978
 5.35% due 02/04/97                                                        15,000       14,924
 5.36% due 02/05/97                                                         5,000        4,973           .77
 5.62% due 02/14/97                                                        19,800       19,662
New Center Asset Trust 7.20% due 01/02/97                                  43,100       43,083           .62
Norfolk Southern Corp. 5.38% due 01/08/1997                                15,000       14,982           .21
Raytheon Co.:
 5.37% due 01/17/97                                                        20,000       19,951
 5.34% due 01/21/97                                                        10,000        9,969           .64
 5.38% due 01/24/97                                                        15,000       14,947
Safeco Credit Co. Inc.:
 5.37% due 01/06/97                                                         4,900        4,896
 5.35% due 02/03/97                                                        12,000       11,940           .41
 5.37% due 02/05/97                                                        12,000       11,936
Warner Lambert Co.
 5.34% due 02/20/97                                                        15,000       14,885           .47
 5.36% due 03/05/97                                                        18,000       17,828
                                                                                     --------        ------
                                                                                       764,060         10.90
                                                                                     --------        ------
Certificates of Deposit
Canadian Imperial Holdings Inc.:
 5.40% due 02/18/97                                                        15,000       14,999
 5.37% due 01/03/97                                                        10,000       10,000           .68
 5.38% due 01/31/97                                                        22,000       22,000
                                                                                     --------        ------
                                                                                        46,999           .68
                                                                                     --------        ------



                                                                                     --------
TOTAL SHORT-TERM SECURITIES (Cost $811,071,000)                                        811,059         11.58
                                                                                     --------        ------
TOTAL INVESTMENT SECURITIES (cost $6,807,859,000)                                    6,919,768         98.82

Excess of cash and receivables over payables                                            82,621          1.18
                                                                                     --------        ------
NET ASSETS                                                                           7,002,389          1.00
                                                                                     ========        ======




/1/ Purchased in a private placement transaction; resale to the public may require registration.

/2/  Step bond; coupon rate will increase at a later date.

/3/ Security was purchased as a unit; issue was separated but reattached for reporting purposes.

/4/  Coupon rate may change periodically.

/5/ Valued under procedures established by the Board of Directors.
/6/ Pass-through securities backed by a pool of mortgages or other loans on which principal paymwnts are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

/7/ Inverse floater, which is a floating rate note whose interest rate moves in the opposite direction of prevailing interest rates.

/8/ Index-linked bond, which is a floating rate whose principal amount moves with a government retail price index.

/9/  Non-income-producing security.






See Notes to Financial Statements

The Bond Fund of America
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996                                    (dollars in         thousands)
Assets:
Investment securities at market
 (cost: $6,807,859)                                                      $6,919,768
Cash                                                                          3,781
Prepaid expense
Receivables for--
 Sales of investments                                    $11,195
 Sales of Fund's shares                                   14,509

 Dividends and accrued interest                           94,231            119,935
                                                       ---------        -----------
                                                                          7,043,484
Liabilities:
Payables for--
 Purchases of investments                                 23,556
 Repurchases of fund's shares                             13,553
 Forward currency contracts                                  727
 Dividends on Fund's shares                                   24
 Management services                                       1,970
 Accrued expenses                                          1,265             41,095
                                                           1,304            $42,399
                                                       ---------        -----------
Net Assets at January 31, 1997--
 Equivalent to $13.75 per share on
 509,125,119 shares of $1 par value
 capital stock outstanding (authorized
 capital stock - 1,000,000,000 shares)                                   $7,002,389
                                                                        ===========
STATEMENT OF OPERATIONS
for the year ended December 31, 1997                 (dollars in         thousands)
Investment Income:
Income:
 Interest                                                                  $537,844
 Dividends from investment in stocks                           0                 $0

Expenses:
 Management services fee                                 $22,728
 Distribution expenses                                    16,348
 Transfer agent fee                                        4,788
 Reports to shareholders                                     420
 Registration statement and prospectus                       649
 Postage, stationery and supplies                          1,156
 Directors' fees                                              49
 Auditing and legal fees                                      45
 Custodian fee                                               293
 Taxes other than federal income tax                          79
 Other expenses                                               80             46,635
                                                       ---------        -----------
Net investment income                                                       491,209
                                                                    ===============
Realized Loss and Unrealized
 Depreciation on Investments:
Net realized loss                                                            (7,778)
Net change in unrealized appreciation
 (depreciation) on:
 Investments                                             (46,463)
 Open forward currency contracts                           1,137
                                                    ------------
  Net unrealized depreciation                                               (45,326)
                                                                    ---------------
 Net realized loss and
  unrealized depreciation
  on investments                                                            (53,104)
                                                                    ---------------
Net Increase in Net Assets Resulting                                       $438,105
 from Operations                                                    ===============




STATEMENT OF CHANGES IN NET ASSETS                   (dollars in         thousands)


                                                      Year ended       December 31,
                                                             1996               1995

Operations:
Net investment income                                   $491,209           $442,418
Net realized loss on investments                          (7,778)           (13,362)
Net unrealized change in (depreciation)
 appreciation on investments                             (45,326)           506,227
                                                       ---------        -----------
 Net increase in net assets
  resulting from operations                              438,105            935,283
                                                       ---------        -----------
Dividends and Distributions Paid to
 Shareholders:
 Dividends from net
  investment income                                     (488,959)          (438,147)
                                                       ---------        -----------
Capital Share Transactions:
Proceeds from shares sold:
 130,706,510 and 119,215,625
 shares, respectively                                  1,780,596          1,591,640
Proceeds from shares issued in
 reinvestment of net investment
 income dividends and distributions
 of net realized gain on investments:
 26,267,382 and 23,407,092 shares,
 respectively                                            357,426            312,925
Cost of shares repurchased:
 101,063,959 and 78,844,004
 shares, respectively                                 (1,374,955)        (1,052,675)
                                                       ---------        -----------
 Net increase in net assets
 resulting from capital share
 transactions                                            763,067            851,890
                                                       ---------        -----------
Total Increase in Net Assets                             712,213          1,349,026

Net Assets:
Beginning of year                                      6,290,176          4,941,150
                                                       ---------        -----------
End of year (including
 undistributed net investment
 income: $10,007 and $14,704
 respectively)                                        $7,002,389         $6,290,176
                                                       =========        ===========



See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Equity-type securities traded on a national securities exchange (or reported on the NASDAQ national market) and securities traded in the over-the-counter market are stated at the last reported sales price on the day of valuation; other securities, and securities for which no sale was reported on that date, are stated at the last quoted bid price.

     Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available. However, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate provided by a pricing service in accordance with procedures established by the fund's officers. Short-term securities with more than 60 days remaining to maturity, including forward currency contracts, are valued at the mean of their representative quoted bid and asked prices. Where pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Directors or a committee thereof. Short-term securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends to shareholders are declared daily after determination of the fund's net asset value and paid to shareholders monthly.

     Investment securities and other assets and liabilities, including forward currency contracts, denominated in non-U.S. currencies are recorded in the financial statements after translation into U.S. dollars utilizing rates of exchange on the last business day of the year. Purchases and sales of investment securities and income are calculated using the prevailing exchange rate. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $293,000 includes $241,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of December 31, 1996, net unrealized appreciation on investments, excluding forward currency contracts, for book and federal income tax purposes aggregated $111,909,000, of which $193,356,000 related to appreciated securities and $81,447,000 related to depreciated securities. During the year ended December 31, 1996, the fund realized, on a tax basis, a net capital loss of $8,472,000 on securities transactions. Net losses related to non-U.S. currency transactions of $694,000 are reported as ordinary income for tax purposes. Dividends paid to shareholders have been reduced by $6,254,000 of non-U.S. currency losses for tax purposes. The fund has available at December 31, 1996 a net capital loss carryforward totaling $50,492,000 which may be used to offset capital gains realized during subsequent years through 2003 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities, excluding foreign currency contracts, for book and federal income tax purposes was $6,807,859,000 at December 31, 1996.

3. The fee of $22,728,0000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; 0.16% of such assets in excess of $3 billion but not exceeding $6 billion; and plus 3.00% on the first $450,000 of the fund's monthly gross investment income, and 2.25% of such income in excess of $450,000 but not exceeding $8,333,333. The Board of Directors of the fund approved a new agreement effective April 1, 1996 reducing the fee to 0.15% of average net assets in excess of $6 billion and 2.00% of monthly gross investment income in excess of $8,333,333.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended December 31, 1996, distribution expenses under the Plan were $16,348,000. As of December 31, 1996, accrued and unpaid distribution expenses were $1,062,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,788,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $5,534,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of December 31, 1996, aggregate amounts deferred and earnings thereon were $68,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of December 31, 1996, accumulated net realized loss on investments was $50,492,000 and additional paid-in capital was $6,421,875,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $2,993,510,000 and $2,606,061,000, respectively, during the year ended December 31, 1996.

     The fund purchases and sells forward currency contracts in anticipation of, or to protect itself against, fluctuations in exchange rates. The contracts are recorded in the statement of assets and liabilities at their net unrealized value; the fund's maximum potential liability in these contracts is equal to the full contract amounts. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from the possible movements in foreign exchange rates and securities values underlying these instruments. At December 31, 1996 the fund had an outstanding forward currency contract to sell non-U.S. currency as follows:



                                                                     Contract           Amount    U.S. Valuations        at 12/31/96
                                                                   ----------       ----------         ----------         ----------
                                                                                                                          Unrealized
                                                                                                                        Appreciation
Non-U.S. Currency Sales Contracts                                    Non-U.S.             U.S.             Amount     (Depreciation)

Deutsche Marks expiring 1/8/97 to 2/4/97                     DM    49,370,000      $33,774,074        $32,115,891         $1,658,183
French Francs  expiring 1/28/97 to 9/9/98                   FRF    71,260,000       12,256,066         14,238,140
(1,982,074)
Great Britain Pounds expiring 1/28/97 to 3/19/97          Pound     2,251,000        3,434,741          3,854,954
(420,213)
Swiss Francs expiring 1/28/97                               CHF       312,000          250,804            233,702             17,102
                                                                                    ----------         ----------         ----------

                                                                                   $49,715,685        $50,442,687         ($727,002)
                                                                                     =========         ==========          =========


Per-Share Data and Ratios


                                                                Year     Ended   December       31
                                                                 1996     1995       1994     1993      1992
Net asset value, beginning of year                            $13.88    $12.69     $14.45   $13.99    $13.70
                                                             -------   -------    -------  -------   -------

 Income from investment operations:
  Net investment income                                         1.02      1.05       1.05     1.09      1.15
  Net realized and unrealized gain(loss) on investments        (0.13)     1.18      (1.76)    0.84      0.34
                                                             -------   -------    -------  -------   -------
   Total from investment operations                             0.89      2.23      (0.71)    1.93      1.49
                                                             -------   -------    -------  -------   -------

 Less distributions:
  Dividends from net investment income                         (1.02)    (1.04)     (1.05)   (1.08)    (1.16)
  Distributions from net realized                                 --        --         --    (0.39)    (0.04)
                                                                  --        --         --       --        --
                                                             -------   -------    -------  -------   -------
   Total distributions                                         (1.02)    (1.04)     (1.05)   (1.47)    (1.20)
                                                             -------   -------    -------  -------   -------
Net asset value, end of year                                  $13.75    $13.88     $12.69   $14.45    $13.99
                                                             =======   =======    =======  =======   =======

Total Return*                                                  6.71%    18.25%    (5.02%)   14.14%    11.34%

Ratios/supplemental data:
 Net assets, end of year (in millions)                        $7,002    $6,290     $4,941   $5,285    $3,917
 Ratio of expenses to average net assets                        .71%      .74%       .69%     .71%      .73%
 Ratio of net income to average net assets                     7.47%     7.87%      7.77%    7.53%     8.36%
 Portfolio turnover rate                                      43.43%    43.80%     56.98%   44.68%    49.70%


* Calculated without deducting a sales
  charge. The maximum sales charge is 4.75% of the fund's offering price.

Independent Auditors' Report

To the Board of Trustees and Shareholders of The Bond Fund of America, Inc.:

     We have audited the accompanying statement of assets and liabilities of The Bond Fund of America, Inc., including the schedule of portfolio investments as of December 31,1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended. These financial statements and the per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other procedures.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of The Bond Fund of America, Inc. as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Los Angeles, California
January 29, 1997


THE AMERICAN FUNDS GROUP(R)

SHAREHOLDER SERVICES

ARE YOU AWARE OF YOUR RIGHTS?

Did you know you may be eligible for a sales charge discount when you buy shares of most American Funds? The discounts begin when your investments total $25,000 for bond funds or $50,000 for stock and stock/bond funds - and the good news is you don't have to invest the whole amount at one time.

     Through your RIGHT OF ACCUMULATION, when you purchase additional shares you can add the purchase amount to the value of shares you already own - in any of our eligible funds* - in order to qualify for a sales charge discount on the new investment.

     Sales charges are reduced on a sliding scale as your investments increase. You'll find a detailed breakdown of all discounts in your fund's prospectus, which you can obtain from your financial adviser or by calling a Shareholder Services Representative.

OTHER WAYS TO REDUCE SALES CHARGES

You can establish a STATEMENT OF INTENTION that allows you to invest at a reduced sales charge immediately, based on purchases you intend to make over a 13-month period.* Or you can AGGREGATE ACCOUNTS by adding your purchase amount to the total value of accounts you, your spouse and your minor children have with The American Funds Group. Call a Shareholder Services Representative for details and restrictions.

     Whether you accumulate, aggregate or sign a statement of intention, it all adds up - to more purchasing power for you.

INVESTING WITH STYLE

Our many free services are designed to accommodate your needs quickly, effortlessly and efficiently.

AMERICAN FUNDSLINE(R) - Handle transactions over the phone 24 hours a day. Obtain current prices and investment returns, exchange shares between funds, redeem shares, check your share balances and confirm your most recent transaction. Request duplicate statements and order checks. All on YOUR timetable. Just call 800/325-3590.

AMERICAN FUNDSLINK (SM) - Link your American Funds accounts with your bank account. You can have fund dividends or automatic fund withdrawals deposited directly into your bank account for fast, convenient, worry-free banking. Or you can invest money directly from your bank account into your fund account on either a systematic or on-demand basis.

OTHER AUTOMATIC TRANSACTIONS - You can reinvest dividends into the same fund or another fund, make withdrawals, and exchange shares between funds - quarterly, monthly or during the months you specify.

DIVIDEND AND CAPITAL GAIN OPTIONS - Use your dividend and capital gain distributions to meet your changing needs.

You may:

- Automatically reinvest distributions back into the fund at no sales charge.

- Cross-reinvest dividends into another fund at no sales charge (Certain restrictions apply.)

- Have dividends mailed or sent electronically to you or to someone else.

EXCHANGE PRIVILEGES - When you and your investment adviser feel it's time to adjust your portfolio to meet your changing investment goals, you can easily exchange shares from one American Fund to another - without paying a sales charge.* If you are opening an account in a different fund, you must meet that fund's minimum investment requirement. An exchange generally constitutes a sales and purchase for tax purposes.

OTHER SERVICES - Stay on top of your investments with ACCOUNT STATEMENTS that keep you abreast of the activity in your account, CONSOLIDATED QUARTERLY STATEMENTS to reduce paperwork if you have multiple accounts and YEAR-END TAX REPORTS that show the dividends and capital gain distributions paid to you during the year.

*INVESTMENTS IN OUR MONEY MARKET FUNDS - THE CASH MANAGEMENT TRUST OF AMERICA, THE TAX-EXEMPT MONEY FUND OF AMERICA AND THE U.S. TREASURY MONEY FUND OF AMERICA - WHICH ARE PURCHASED WITHOUT A SALES CHARGE, GENERALLY DO NOT APPLY WHEN DETERMINING YOUR SALES CHARGES. IF, HOWEVER, THE SHARES WERE ORIGINALLY PURCHASED IN ANOTHER AMERICAN FUND THAT REQUIRED A SALES CHARGE, THEN LATER EXCHANGED INTO OUR MONEY MARKET FUNDS, THE VALUE OF THE SHARES WOULD APPLY TOWARD REDUCING SALES CHARGES.

For more complete information about these services or about any of the American Funds, including charges and expenses, please obtain a prospectus from your financial adviser or phone American Funds Service Company. Please read the prospectus carefully before you invest or send money. These services are subject to change or termination.

TO TALK TO A SHAREHOLDER SERVICES REPRESENTATIVE, CALL TOLL-FREE (8 AM TO 8 PM
ET) FROM ANYWHERE IN THE U.S.: 800-421-0180. VISIT OUR WEB SITE AT WWW.AMERICANFUNDS.COM

[illustration: map of the United States of America]

WESTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2205
Brea, California 92822-2205

WEST CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas 78265-9522

EAST CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana 46206-6007

EASTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia 23501-2280


BOARD OF DIRECTORS

H. Frederick Christie
Rolling Hills Estates, California
Private investor; former President and Chief Executive Officer, The Mission Group; former President, Southern California Edison Company

Don R. Conlan
South Pasadena, California
President Emeritus, The Capital Group Companies, Inc.

Diane C. Creel
Long Beach, California
Chief Executive Officer and President,
The Earth Technology Corporation
(environmental engineering)

Martin Fenton, Jr.
San Diego, California
Chairman of the Board,
Senior Resource Group, Inc.
(senior living centers management)

Leonard R. Fuller
Marina del Rey, California
President, Fuller & Company, Inc.
(financial management consulting)

Abner D. Goldstine
Los Angeles, California
President of the fund
Senior Vice President and Director,
Capital Research and
Management Company

Paul G. Haaga, Jr.
Los Angeles, California
Chairman of the Board of the fund
Executive Vice President and Director, Capital Research and
Management Company

Herbert Hoover III
San Marino, California
Private investor

Richard G. Newman
Los Angeles, California
Chairman of the Board, President and Chief Executive Officer, AECOM Technology Corporation (architectural engineering)

Peter C. Valli
Long Beach, California
Chairman of the Board,
BW/IP International, Inc.
(industrial manufacturing)

OTHER OFFICERS

Richard T. Schotte
Los Angeles, California
Senior Vice President of the fund
Senior Vice President,
Capital Research and
Management Company

Michael J. Downer
Los Angeles, California
Vice President of the fund
Senior Vice President - Fund Business Management Group,
Capital Research and
Management Company

Mary C. Hall
Brea, California
Vice President of the fund
Senior Vice President - Fund Business Management Group, Capital Research and Management Company

John H. Smet
Los Angeles, California
Vice President of the fund
Vice President,
Capital Research and
Management Company

Julie F. Williams
Los Angeles, California
Secretary of the fund
Vice President - Fund Business Management Group,
Capital Research and
Management Company

Anthony W. Hynes, Jr.
Brea, California
Treasurer of the fund
Vice President - Fund Business Management Group,
Capital Research and
Management Company

Kimberly S. Verdick
Los Angeles, California
Assistant Secretary of the fund
Assistant Vice President - Fund Business Management Group,
Capital Research and
Management Company

Todd L. Miller
Brea, California
Assistant Treasurer of the fund
Assistant Vice President - Fund Business Management Group,
Capital Research and
Management Company

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER, CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
(Please write to the address nearest you.)
American Funds Service Company
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

INDEPENDENT AUDITORS
Deloitte & Touche LLP
1000 Wilshire Boulevard
Los Angeles, California 90017-2472

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of The Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA AL/CD/3196
Lit. No. BFA-011-0297

Printed on recycled paper

[The American Funds Group(r)]